Other information - Supplemental Cash Flow Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in consolidated subsidiaries and businesses
Current assets	€ 147		€ 15
Non-current assets	2,463		193
Net borrowings	(541)		(64)
Current and non-current liabilities	(366)		(17)
Net effect of investments	1,703		127
Fair value of investments held before the acquisition of control	(21)
Non-controlling interests	(15)		(15)
Purchase price	1,667		112
Cash and cash equivalents acquired	(31)		(3)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	1,636	€ 1,901	€ 109
Disposal of consolidated subsidiaries and businesses
Current assets	1,377
Non-current assets	8,618
Net borrowings	(2,085)
Current and non-current liabilities	(2,351)
Net effect of disposals	5,559
Current value of the stake held for business combinations	(5,726)
Reclassification among other items of OCI	(918)
Gain on disposal of business combinations	2,704
Credits for divestments	(1,609)
Selling price	10
Cash and cash equivalents sold	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	€ (60)	76
Business combinations excluding Union Fenosa Gas
Investment in consolidated subsidiaries and businesses
Current assets		262
Non-current assets		2,698
Net borrowings		(486)
Current and non-current liabilities		(349)
Net effect of investments		2,125
Fair value of investments held before the acquisition of control		(99)
Non-controlling interests		(4)
Purchase price		2,022
Cash and cash equivalents acquired		(121)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination		1,901
Disposal of consolidated subsidiaries and businesses
Current assets		2
Net effect of disposals		2
Selling price		2
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of		2
Union Fenosa Gas SA
Investment in consolidated subsidiaries and businesses
Value of investment sold		232
Current assets		370
Non-current assets		378
Net borrowings		(128)
Current and non-current liabilities		(420)
Net effect of investments		200
Cash and cash equivalents acquired		42
Disposal of consolidated subsidiaries and businesses
Net effect of disposals		32
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of		€ 74